S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.85
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 142,995,074
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 163,883,874
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.2
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.8
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 92,995,074
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.17
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.83
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 106,383,874
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.3
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.7
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 42,995,074
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.25
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.75
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 48,883,874
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.4)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.4
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ (7,004,926)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	5,000,000
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.5)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.5
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ (8,616,126)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	5,750,000
No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.72
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.28
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 192,995,074
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.7
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.3
Net Tangible Book Value	$ (464.614)
Net Tangible Book Value, Adjusted	$ 221,383,874
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.7
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.87
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.83
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.25
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.75
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.5)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.5
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.72
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.85
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.2
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.8
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.3
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.7
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.4)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.4
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.23
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.21
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.28
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.25
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.38
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.33
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.32)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.42)
Public Units [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.8
Public Units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.78
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 201,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	398,488
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(188,800)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(188,800)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(188,800)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(188,800)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(188,800)
Less: Overallotment liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(230,000,000)
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares